VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property and equipment:
Components of vessels and equipment, net	Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Vessels and equipment
Property and equipment:
Components of vessels and equipment, net

(in thousands of $)	2013	2012
Cost	1,043,439	771,945
Accumulated depreciation	(231,724)	(198,330)
Net book value	811,715	573,615